Provision for Credit Losses, Net of Increase in Guaranteed Recoverable Assets (Details) - Schedule of Provision for Credit Losses - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Provision for Credit Losses [Abstract]
Provision for credit losses	¥ (177,282,998)	¥ (238,084,863)	¥ 298,467,893
Home equity loans [Member]
Schedule of Provision for Credit Losses [Abstract]
Provision for credit losses	57,110,646	(55,755,647)	257,624,013
Corporate loans [Member]
Schedule of Provision for Credit Losses [Abstract]
Provision for credit losses	(31,271,295)	(24,693,114)
Debt securities [Member]
Schedule of Provision for Credit Losses [Abstract]
Provision for credit losses	6,209,195	(10,565,475)	(5,403,084)
Guarantee liabilities [Member]
Schedule of Provision for Credit Losses [Abstract]
Provision for credit losses	(149,512,430)	(145,049,258)	(3,182,958)
Interest and financing service fee receivables [Member]
Schedule of Provision for Credit Losses [Abstract]
Provision for credit losses	5,020,090	7,947,030	49,429,922
Other Assets [Member]
Schedule of Provision for Credit Losses [Abstract]
Provision for credit losses	¥ (64,839,204)	¥ (9,968,399)